Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table summarizes financial assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2016 and 2015, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Carrying Value:
	Level 1	Level 2	Level 3	Total
December 31, 2016

Recurring
Available for sale securities
State and municipal	$-	$1,566,327	$-	$1,566,327
Mutual Fund	492,243	-	-	492,243
SBA pools	-	2,263,834	-	2,263,834
Mortgage-backed securities	-	30,063,535	-	30,063,535
	$492,243	$33,893,696	$-	$34,385,939
Nonrecurring
Other real estate owned	$-	$-	$414,000	$414,000
Impaired loans	-	-	3,318,577	3,318,577

December 31, 2015

Recurring
Available for sale securities
State and municipal	$-	$1,349,242	$-	$1,349,242
Mortgage-backed securities	-	22,295,342	-	22,295,342
	$-	$23,644,584	$-	$23,644,584
Nonrecurring
Other real estate owned	$-	$-	$472,500	$472,500
Impaired loans	-	-	3,233,283	3,233,283

Fair Value, Assets Measured on NonRecurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Estate Owned	Loans

December 31, 2015 balance	$472,500	$3,233,283
Additions	-	271,580
Advances	-	604,695
Write-downs	(58,500)	(230,000)
Loan loss provision	-	143,044
Principal payments received	-	(704,025)
December 31, 2016 balance	$414,000	$3,318,577

Fair Value, by Balance Sheet Grouping [Table Text Block]
The estimated fair value of financial instruments that are reported at amortized cost in the Company’s consolidated balance sheets, segregated by the level of the valuation inputs were as follows:

	December 31, 2016		December 31, 2015
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Level 1 inputs	Restated	Restated
Cash and cash equivalents	$13,312,915	$13,312,915	$20,192,939	$20,192,939
Level 2 inputs
Securities held to maturity	17,987,628	17,833,799	16,604,067	16,886,897
Mortgage loans held for sale	884,500	902,061	-	-
Federal Home Loan Bank stock	778,300	778,300	758,100	758,100
Level 3 inputs
Loans, net	295,286,572	297,982,000	268,249,402	269,852,000

Financial liabilities
Level 1 inputs
Noninterest-bearing deposits	$62,791,835	$62,791,835	$58,043,942	$58,043,942
Securities sold under repurchase agreements	27,226,159	27,226,159	20,490,619	20,490,619
Level 2 inputs
Interest-bearing deposits	239,923,301	230,394,000	217,920,795	211,316,000
Federal Home Loan Bank advances	9,000,000	8,975,000	11,000,000	11,006,000